FINANCE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
FINANCE EXPENSES [Abstract]
Interest on borrowings	$ 2,453	$ 2,858	$ 1,955
Factoring Fees	186	242	280
Finance charges on finance lease assets	0	0	492
Finance charges - right of use assets	6,457	4,394	0
Bank charges	332	215	366
Total	9,428	7,709	3,093
Finance expenses from discontinued operations	$ 0	$ 5,674	$ 2,243